SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.   SUBSEQUENT EVENTS

Failed sales-leaseback transaction

In February 2022, the Company’s subsidiary, Shanghai Medstar Financial Leasing Company Limited (“Shanghai Medstar”) entered into a failed sales-leaseback agreement with Zhejiang Marine Leasing Ltd, a related party of this Group, with the amount of RMB110,000 (US$17,261) and the term of five years. Shanghai Medstar acted as seller-lessee but did not effectively transfer control of the underlying asset to the buyer-lessor and the transaction was accounted as financing. The Company has received the amount by the date of this report.

Establishment of new LLP

In February 2022, the Company’s subsidiary, Shanghai Medstar entered into a partnership agreement with Shanghai Xinfu enterprise management center LLP ("Shanghai Xinfu") to establish Shanghai Xinhe enterprise management center LLP in order to improve economic benefits and expand business scale. According to the partnership agreement, Shanghai Xinfu acts as general partner, Shanghai Medstar acts as limited partner, and the subscription amount of Shanghai Medstar is RMB220,000 (US$34,523).